Loss per share (Tables)	12 Months Ended
Mar. 31, 2020
Loss per share
Summary of income and share data used in the basic and diluted loss per share computations

The following reflects the income and share data used in the basic and diluted loss per share computations:

	March 31,
	2018	2019	2020
Loss attributable to ordinary shareholders – Basic	(3,993,140)	(1,148,203)	(833,808)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share	34,301,152	43,543,991	46,477,249
Basic loss per share	(116.41)	(26.37)	(17.94)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2018	2019	2020
Loss attributable to ordinary shareholders—Basic	(3,993,140)	(1,148,203)	(833,808)
Add: Loss attributable to non-controlling interest	—	(45,392)	—
Loss attributable to ordinary shareholders—Dilutive	(3,993,140)	(1,193,595)	(833,808)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	34,301,152	44,286,393	46,477,249

Diluted loss per share	(116.41)	(26.95)	(17.94)